Income Tax (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015	2014

Earnings (loss) before income taxes:
Canada	$(1,739,938)	$461,075	$1,441,059
United States	-	(16,528)	(22,356)
Total	(1,739,938)	$444,547	$1,418,703

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	(436,654)	108,965	255,408
Deferred, United States	-	-	-
Total	$(436,654)	$108,965	$255,408

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015	2014
Tax at statutory rates at CDN rates	$(452,384)	$115,582	$367,903
Foreign loss taxed at US rates	-	(4,297)	(3,360)
Effect of foreign exchange on loss carry-forwards	(704,281)	(174,257)	(236,464)
Non-deductible expenses (revenue)	7,352	(37,861)	26,232
Expiry of loss carry-forwards	-	-	-
Other items, net	-	42,380	(156,542)
Change in valuation allowance	712,659	167,418	257,639
Income tax provision for year	$(436,654)	$108,965	$255,408

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015

Operating and other losses carried forward	$6,127,452	$5,168,877
Property, plant and equipment	809,380	612,706
Trademark and deferred costs	112,245	114,965
Un-realized foreign exchange loss	-	(801)
Financing costs	-	4,017
Total deferred tax assets	7,049,077	5,899,764
Valuation allowance	(4,568,820)	(3,856,161)

Net deferred tax assets	$2,480,257	$2,043,603